Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets
The Company’s net deferred tax assets are as follows:

	December 31, 2022	December 31, 2021
Deferred tax assets
Net operating loss carryforward	$—	$—
Startup/Organization Expenses	$388,575	$—

Total deferred tax assets	388,575	—
Valuation allowance	(388,575)	—

Deferred tax assets, net of allowance	$—	$—

Schedule of Components of Income Tax Expense (Benefit)
The income tax provision for the year ended December 31, 2022 and for the period from May 20, 2021 (inception) through December 31, 2021 consists of the following:

	December 31, 2022	For the Period from May 20, 2021 (inception) through December 31, 2021
Federal
Current	$823,991	$—
Deferred	(388,575)	—
State
Current	—	—
Deferred	—	—
Change in valuation allowance	388,575	—

Income tax provision	$823,991	$—

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31, 2022	For the Period from May 20, 2021 (inception) through December 31, 2021

Statutory federal income tax rate	21.00%	0.0%
State taxes, net of federal tax benefit	0.00%	0.0%
Meals & entertainment	4.45%	0.0%
Change in valuation allowance	22.71%	0.0%

Income tax provision	48.16%	0.0%